Share-Based Compensation (Summary of Deferred Stock Units Activity) (Details) - Deferred Stock Units [Member] shares in Thousands	12 Months Ended
Sep. 30, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding - Shares, Beginning | shares	1,056
Granted - Shares | shares	284
Paid out - Shares | shares	(299)
Forfeited/adjustments - Shares | shares	(40)
Outstanding - Shares, Ending | shares	1,001
Outstanding - Weighted Average Grant Date Fair Value, Beginning | $ / shares	$ 102.01
Granted - Weighted Average Grant Date Fair Value | $ / shares	136.37
Paid out - Weighted Average Grant Date Fair Value | $ / shares	77.81
Forfeited/adjustments - Weighted Average Grant Date Fair Value | $ / shares	90.83
Outstanding - Weighted Average Grant Date Fair Value, Ending | $ / shares	$ 119.44